Short-Term Borrowings (Details) - Schedule of short-term borrowings - USD ($)	Mar. 31, 2023	Sep. 30, 2022
Schedule of short-term borrowings [Abstract]
Short-term bank loans	$ 17,764,576	$ 14,469,670
Short-term loans from third-party individuals and entities	7,009,362	6,823,293
Total	$ 24,773,938	$ 21,292,963